Putnam Global Technology Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value
Automobiles (0.8%)
Fisker, Inc.. (Rights)(NON)(F)	385,515	$7,097,717

		7,097,717
Entertainment (5.3%)
Activision Blizzard, Inc.	226,011	17,963,354
Sea, Ltd. ADR (Thailand)(NON)	166,443	30,021,324

		47,984,678
Hotels, restaurants, and leisure (2.1%)
Penn National Gaming, Inc.(NON)(S)	269,679	18,877,530

		18,877,530
Interactive media and services (4.7%)
Baidu, Inc. ADR (China)(NON)	161,656	22,468,567
Tencent Holdings, Ltd. (China)	283,600	20,643,501

		43,112,068
Internet and direct marketing retail (5.8%)
Alibaba Group Holding, Ltd. (China)(NON)	440,248	14,473,544
Amazon.com, Inc.(NON)	5,197	16,464,304
JD.com, Inc. ADR (China)(NON)	253,940	21,673,779

		52,611,627
IT Services (20.2%)
21Vianet Group, Inc. ADR (China)(NON)	768,565	21,781,132
Fidelity National Information Services, Inc.	182,093	27,024,422
Kingsoft Cloud Holdings, Ltd. ADR (China)(NON)	340,571	13,701,171
Mastercard, Inc. Class A	72,687	24,459,902
Network International Holdings PLC (United Arab Emirates)(NON)	5,163,358	18,611,336
PayPal Holdings, Inc.(NON)	183,774	39,349,689
Visa, Inc. Class A	185,739	39,070,199

		183,997,851
Professional services (2.6%)
Clarivate PLC (United Kingdom)(NON)	850,489	23,337,418

		23,337,418
Semiconductors and semiconductor equipment (22.5%)
Applied Materials, Inc.	317,310	26,171,729
Dialog Semiconductor PLC (United Kingdom)(NON)	344,331	18,139,435
Qualcomm, Inc.	128,298	18,881,617
Renesas Electronics Corp. (Japan)(NON)	2,586,500	23,042,450
Sino-American Silicon Products, Inc. (Taiwan)	7,621,000	38,425,939
SK Hynix, Inc. (South Korea)	301,086	26,598,467
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,507,000	25,453,406
Tokyo Electron, Ltd. (Japan)	45,300	15,417,021
Tokyo Seimitsu Co., Ltd. (Japan)	290,400	12,740,038

		204,870,102
Software (31.8%)
Adobe, Inc.(NON)	80,180	38,363,725
Ceridian HCM Holding, Inc.(NON)	267,295	25,772,584
Dynatrace, Inc.(NON)	831,546	31,615,379
Lightspeed POS, Inc. (Canada)(NON)	464,457	24,150,906
Microsoft Corp.	624,960	133,785,187
RingCentral, Inc. Class A(NON)	53,138	15,784,643
Talend SA ADR(NON)	520,408	19,530,912

		289,003,336
Technology hardware, storage, and peripherals (2.0%)
Xerox Holdings Corp.	830,842	18,187,131

		18,187,131

Total common stocks (cost $614,113,665)		$889,079,458

UNITS (1.8%)(a)
	Units	Value
Altimeter Growth Corp.(NON)	479,503	$5,845,142
Dragoneer Growth Opportunities Corp.(NON)	756,208	10,163,434

Total units (cost $12,357,111)		$16,008,576

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.17%(AFF)	Shares	11,677,500	$11,677,500
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	5,869,923	5,869,923
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%(P)	Shares	110,000	110,000
U.S. Treasury Bills 0.095%, 1/12/21(SEGSF)		$800,000	799,925
U.S. Treasury Bills 0.089%, 1/5/21(SEGSF)		500,000	499,965
U.S. Treasury Bills 0.258%, 1/19/21(SEGSF)		210,000	209,978
U.S. Treasury Bills 0.538%, 12/10/20(SEGSF)		146,000	145,998
U.S. Treasury Bills 1.989%, 12/8/20		32,000	32,000
U.S. Treasury Bills 1.540%, 12/3/20(SEGSF)		17,000	17,000
U.S. Treasury Cash Management Bills 0.575%, 2/16/21(SEGSF)		104,000	103,987

Total short-term investments (cost $19,466,247)			$19,466,276
TOTAL INVESTMENTS

Total investments (cost $645,937,023)			$924,554,310

	FORWARD CURRENCY CONTRACTS at 11/30/20 (aggregate face value $327,502,626) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/16/20	$11,307,760	$11,142,669	$(165,091)
		Canadian Dollar	Buy	1/20/21	2,899,634	2,839,045	60,589
		Euro	Buy	12/16/20	3,206,434	3,193,706	12,728
		Japanese Yen	Sell	2/17/21	216,265	215,744	(521)
		Swedish Krona	Buy	12/16/20	1,738,023	1,701,093	36,930
	Barclays Bank PLC
		British Pound	Sell	12/16/20	1,573,429	1,573,044	(385)
		Canadian Dollar	Buy	1/20/21	1,185,580	1,160,879	24,701
		Euro	Buy	12/16/20	537,966	535,787	2,179
		Japanese Yen	Sell	2/17/21	3,695,593	3,686,700	(8,893)
	Citibank, N.A.
		Canadian Dollar	Sell	1/20/21	5,264,017	5,297,779	33,762
		Euro	Buy	12/16/20	2,825,036	2,813,458	11,578
		Japanese Yen	Buy	2/17/21	2,418,482	2,413,878	4,604
	Goldman Sachs International
		British Pound	Sell	12/16/20	1,491,024	1,491,957	933
		Canadian Dollar	Sell	1/20/21	714,491	748,490	33,999
		Chinese Yuan (Offshore)	Sell	2/18/21	4,786,692	4,769,613	(17,079)
		Euro	Buy	12/16/20	10,405,843	10,371,370	34,473
		Israeli Shekel	Buy	1/20/21	1,952,730	1,900,514	52,216
		Japanese Yen	Sell	2/17/21	3,760,356	3,755,516	(4,840)
		South Korean Won	Sell	2/17/21	1,967,831	1,951,515	(16,316)
	HSBC Bank USA, National Association
		British Pound	Sell	12/16/20	15,820,433	15,689,536	(130,897)
		Canadian Dollar	Buy	1/20/21	1,009,191	988,333	20,858
		Chinese Yuan (Offshore)	Sell	2/18/21	66,294,065	66,067,462	(226,603)
		Euro	Sell	12/16/20	2,588,393	2,490,458	(97,935)
		Japanese Yen	Sell	2/17/21	11,156,606	11,128,295	(28,311)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/16/20	8,213,168	8,209,998	(3,170)
		Japanese Yen	Sell	2/17/21	392,874	391,947	(927)
		South Korean Won	Sell	2/17/21	24,920,869	24,786,353	(134,516)
		Swedish Krona	Buy	12/16/20	1,893,708	1,861,648	32,060
		Swiss Franc	Buy	12/16/20	1,582,470	1,582,266	204
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	1/20/21	13,480	13,201	279
		Euro	Buy	12/16/20	3,423,505	3,390,956	32,549
		Japanese Yen	Buy	2/17/21	12,135,017	12,159,467	(24,450)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	1,164,714	1,138,803	25,911
		Canadian Dollar	Sell	1/20/21	13,715,513	13,430,937	(284,576)
		Chinese Yuan (Offshore)	Sell	2/18/21	40,792,356	40,728,793	(63,563)
		Euro	Buy	12/16/20	7,502,522	7,479,387	23,135
		Israeli Shekel	Buy	1/20/21	1,883,994	1,832,959	51,035
		Japanese Yen	Buy	2/17/21	2,521,800	2,515,985	5,815
		Swedish Krona	Buy	12/16/20	844,986	830,460	14,526
	Toronto-Dominion Bank
		Canadian Dollar	Buy	1/20/21	2,489,472	2,437,681	51,791
		Euro	Buy	12/16/20	8,350,045	8,313,884	36,161
	UBS AG
		Canadian Dollar	Sell	1/20/21	3,379,813	3,310,136	(69,677)
		Euro	Buy	12/16/20	11,011,472	10,961,567	49,905
		Japanese Yen	Sell	2/17/21	5,286,492	5,274,943	(11,549)
	WestPac Banking Corp.
		British Pound	Sell	12/16/20	1,532,627	1,531,904	(723)
		Canadian Dollar	Buy	1/20/21	4,536,123	4,492,173	43,950
		Chinese Yuan (Offshore)	Sell	2/18/21	6,913,340	6,947,512	34,172
		Euro	Buy	12/16/20	5,978,843	5,952,825	26,018

	Unrealized appreciation						757,061

	Unrealized (depreciation)						(1,290,022)

	Total						$(532,961)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's currency abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $908,904,950.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$10,705,275	$64,462,577	$63,490,352	$14,768	$11,677,500
	Putnam Short Term Investment Fund**	8,108,654	58,266,761	60,505,492	3,315	5,869,923

	Total Short-term investments	$18,813,929	$122,729,338	$123,995,844	$18,083	$17,547,423
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,677,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,899,000.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $812,924.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $960,846 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	58.6%
	China	12.4
	Taiwan	6.9
	Japan	5.5
	United Kingdom	4.5
	Thailand	3.2
	South Korea	2.9
	Canada	2.6
	United Arab Emirates	2.0
	Other	1.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $883,640 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $812,924 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$70,453,245	$20,643,501	$—
Consumer discretionary	57,015,613	14,473,544	7,097,717
Industrials	23,337,418	—	—
Information technology	517,630,328	178,428,092	—

Total common stocks	668,436,604	213,545,137	7,097,717
Units	16,008,576	—	—
Short-term investments	5,979,923	13,486,353	—

Totals by level	$690,425,103	$227,031,490	$7,097,717
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(532,961)	$—

Totals by level	$—	$(532,961)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$337,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com